Depreciation of Revenue Earning Equipment and Lease Charges (Details 2) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue earning equipment
Net gains included in adjustment of depreciation upon disposal of revenue earning equipment	$ (11,300,000)	$ 41,200,000	$ (10,000,000)	$ 80,600,000	$ 96,800,000	$ 112,200,000	$ (42,900,000)
Net increase (decrease) in depreciation expenses					(130,600,000)
Car Rental
Revenue earning equipment
Net gains included in adjustment of depreciation upon disposal of revenue earning equipment	(17,500,000)	38,300,000	(20,800,000)	73,200,000	83,200,000	98,900,000	(32,900,000)
Net increase (decrease) in depreciation expenses	14,800,000		15,500,000			13,800,000	(19,100,000)
Equipment Rental
Revenue earning equipment
Net gains included in adjustment of depreciation upon disposal of revenue earning equipment	6,200,000	2,900,000	10,800,000	7,400,000	13,500,000	13,300,000	(10,000,000)
Net increase (decrease) in depreciation expenses	$ 100,000		$ 0		$ (500,000)	$ 4,400,000	$ (3,600,000)